INVESTMENT IN WNBA FRANCHISE (Detail) - Mohegan Basketball Club - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2003	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
WNBA
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Membership or limited partnership interest percentage		4.20%
Initial player roster
Entity Information [Line Items]
Estimated fair value of intangible asset acquired with membership interest	$ 4,800,000
Useful life of intangible asset acquired with membership interest	7 years
Franchise
Entity Information [Line Items]
Estimated fair value of intangible asset acquired with membership interest	$ 5,500,000
Useful life of intangible asset acquired with membership interest	30 years
Accumulated amortization		$ 2,300,000	$ 2,100,000
Amortization expense		183,000	$ 183,000	$ 183,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Expected amortization expenses, 2015		183,000
Expected amortization expenses, 2016		183,000
Expected amortization expenses, 2017		183,000
Expected amortization expenses, 2018		183,000
Expected amortization expenses, 2019		$ 183,000